UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
EXPENSES:
Voyage expenses	$ 2,012,774	$ 2,698,540
General and administrative expenses	3,387,071	2,805,076
Related Party [Member]
EXPENSES:
Voyage expenses	463,672	655,431
General and administrative expenses	$ 1,599,000	$ 1,500,000